Schedule of Changes in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ (28,954)	$ (26,894)
Total other comprehensive income (loss)	339	(924)
Balance	(32,546)	(28,954)
Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(3,875)	(3,372)
Other comprehensive income (loss) before reclassifications	1,455	(503)
Reclassifications to statements of earnings
Total other comprehensive income (loss)	1,455	(503)
Balance	(2,420)	(3,875)
Accumulated Defined Benefit Plans Adjustment Including Portion Attributable to Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	3,586	4,007
Other comprehensive income (loss) before reclassifications	(469)	592
Reclassifications to statements of earnings	(647)	(1,013)
Total other comprehensive income (loss)	(1,116)	(421)
Balance	2,470	3,586
AOCI Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(289)	635
Other comprehensive income (loss) before reclassifications	986	89
Reclassifications to statements of earnings	(647)	(1,013)
Total other comprehensive income (loss)	339	(924)
Balance	$ 50	$ (289)